UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds

(Exact name of registrant as specified in charter)

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

(Address of principal executive offices)

                    (Zip code)

Harvey Neiman

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders

Neiman Fund

SEMI-ANNUAL REPORT

September 30, 2004

Neiman Fund

Semi-Annual Report

September 30, 2004

Dear Shareholders:

We continue to adhere strictly to the style of investing described in our prospectus. We purchase dividend-paying stocks of large capitalization companies and we sell call options on those stocks.

During the six-month period from March 31, 2004, to September 30, 2004, the Trustees of the Fund voted to change the name or our Fund from the Neiman Enhanced Dividend Fund to the Neiman Fund. Under the prior name, the Fund was required to invest at least 80% of available assets in dividend paying stocks, at all times. The reason for the change was to give the portfolio managers greater flexibility in the quality and the timing of investment decisions. Under no circumstances has the objective of the Fund or the investment discipline of the Fund changed. Only the name and requirements associated with the name have been modified.

As you can see in the performance information chart on the following page, our Fund’s performance has not matched the S&P 500 Index over the last year and since inception.  This is due to the fact that we focus on investing in companies with substantial dividend yields.  As a result, a large portion of our returns to shareholders is in the form of cash distributions.  It is our philosophy that the distributions of cash to our shareholders allow them to make the choice of either taking them to the bank or reinvesting them. Such returns are consistent with the primary purpose of the Fund. It is our intention to make cash distributions from dividends, option premiums, and gains, to the extent possible, at least twice annually.

As we have said before, we continually monitor the financial stability of companies whose shares we hold in our portfolio. We stick with those firms showing the potential for ever increasing dividends and enhanced call option premiums. Even when the stock market is unpredictable, we hope that our discipline is appropriate to reduce the effects of bad markets, while enjoying benefits when the markets are more cooperative.

Thank you again for investing in the Neiman Fund.

Harvey Neiman, President

2004 Semi-Annual Report  1

NEIMAN FUND

                                                 Neiman Fund By Industry  Sectors

Industry Sector                                                                                            Percentage of Net Assets

  1. Cash & Equivalents Net of Liabilities in Excess of Other Assets

                                15.03%

  2. National Commercial Banks

        12.79%

  3. Unit Investment Trust

                                  9.94%

  4. Petroleum Refining

          7.66%

  5. Asset Backed Securities

          6.04%

  6. Retail Department Stores

          5.67%

  7. Food and Kindred Products

          5.50%

  8. Construction Machinery & Equipment

                      5.15%

  9. Auto Controls For Regulating Residential & Comml Environments

                                  3.53%

10. Electronic & Other Electrical

          3.31%

11. Lumber & Wood Products

          3.27%

12. Electric Services

                      3.25%

13. Canned, Frozen & Preserved Fruit, Veg & Food Specialties

                                  3.19%

14. Motor Vehicles & Passenger Car

          3.14%

15. Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)

                                  2.95%

16. Search, Detection, Navigation, Guidance, Aeronautical Systems

                                  2.81%

17. Services-Miscellaneous Amusement & Recreation

          2.61%

18. Electric & Other Services Combined

          2.17%

19. Paper Mills

          1.99%

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED

SEPTEMBER 30, 2004

9/30/04 NAV $20.23

     Since

                                                       1 Year(A)               Inception(A)

Neiman Fund

                    6.69%                      6.58%

S&P 500(B)

                  13.81%                    21.99%

(A)1Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Inception date of the Neiman Fund was April 1, 2003.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

Past Performance Does Not Guarantee Future Results.  Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost.  Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

2004 Semi-Annual Report  2

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing operating expenses including management fees and other Fund expenses. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) invested in the Fund on March 31, 2004 and held through September 30, 2004.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a sharholder for the period. In order to assist shareholders in comparing the ongoing expenses of  investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

       Expenses Paid

                                                                      Beginning                    Ending                       During the Period*

                                                                                                      Account Value            Account Value                March 31, 2004 to

                                                      March 31, 2004       September 30, 2004          September 30, 2004

Actual                                    $1,000.00                   $1,011.60                             $8.82

Hypothetical                           $1,000.00                   $1,016.29                             $8.85

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by  the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2004 Semi-Annual Report  3

Neiman Fund

		Schedule of Investments
		September 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Asset Backed Securities
3,084	J.P. Morgan Chase & Co.*	$ 122,527	6.04%

Auto Controls For Regulating Residential & Comml Environments
2,000	Honeywell, Inc. *	71,720	3.53%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
1,800	H.J. Heinz Co. *	64,836	3.19%

Construction Machinery & Equipment
1,300	Caterpillar, Inc.*	104,585	5.15%

Electric & Other Services Combined
1,200	Exelon Corp.*	44,028	2.17%

Electric Services
2,200	Southern Co.*	65,956	3.25%

Electronic & Other Electrical
2,000	General Electric Co.*	67,160	3.31%

Food and Kindred Products
1,200	Altria Group*	56,448
2,100	Campbell Soup Co.	55,209
		111,657	5.50%

Lumber & Wood Products
1,000	Weyerhauser Co.*	66,480	3.27%

Motor Vehicles & Passenger Car
1,500	General Motors Corp.*	63,720	3.14%

National Commercial Banks
2,400	Bank of America Corp.*	103,992
1,500	Citigroup, Inc. *	66,180
1,500	Wells Fargo *	89,445
		259,617	12.79%

Paper Mills
1,000	International Paper*	40,410	1.99%

Petroleum Refining
2,000	Chevron Texaco Corp.*	107,280
1,000	Exxon Mobil*	48,330
		155,610	7.66%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,400	duPont (E.I) deNemours & Co.*	59,920	2.95%

Retail Department Stores
2,000	May Department Stores *	51,260
1,600	Sears, Roebuck & Co.*	63,760
		115,020	5.67%

Search, Detection, Navigation, Guidance, Aeronautical Systems
1,500	Raytheon Co.*	56,970	2.81%

Services-Miscellaneous Amusement & Recreation
1,000	Harrah's Entertainment	52,980	2.61%

Total for Common Stock ( Cost $1,526,464)		1,523,196	75.03%

UNIT INVESTMENT TRUSTS
2,000	DIAMONDS Trust*	$ 201,740	9.94%

Total for Unit Investment Trusts (Cost $212,140)		201,740	9.94%

Cash Equivalents
354,890	First American Prime Obligation Fund	354,890	17.48%
	Class-S Rate .99% **
	(Cost $354,890)

	Total Investments	2,079,826	102.45%
	(Cost $ 2,093,494)

	Liabilities in excess of Other Assets	(49,735)	-2.45%

	Net Assets	$ 2,030,091	100.00%

* Portion of the Securities is pledged as collateral for call options written.

** Variable Rate Security; The coupon rate shown represents the rate at

    September 30, 2004.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  4

Neiman Fund

	Schedule of Investments
	September 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

CALL OPTIONS WRITTEN
	Shares Subject
Underlying Security	to Call	Fair Value
Expiration Date/Exercise Price

Altria Group
December 2004 Calls @ 55.00	600	$ 90
January 2005 Calls @ 60.00	600	90
		180

Bank of America Corp.
January 2005 Calls @ 42.50	1,600	2,960
January 2005 Calls @ 45	800	520
		3,480

Bank One Corp. (JPM)
January 2005 Calls @ 55.00	600	570
January 2005 Calls @ 60.00	600	120
		690

Citigroup Corp.
January 2005 Calls @ 55.00	1,000	50
January 2005 Calls @ 50.00	500	100
		150

Caterpillar, Inc.
January 2005 Calls @ 85.00	600	1,380
November 2004 Calls @ 85.00	700	630
		2,010

Chevron Texaco Corp.
January 2005 Calls @ 50.00	2,000	8,200

DIAMONDS Trust
December 2004 Calls @ 106.00	2,000	900

Dupont E.I. Denemours & Co.
January 2005 Calls @ 45.00	600	450

Exelon Corp.
January 2005 Calls @ 35.00	1,200	2,580

Exxon Mobil
January 2006 Calls @ 45.00	1,000	5,500

General Electric Co.
January 2005 Calls @ 35.00	2,000	1,120

General Motors Corp.
January 2005 Calls @ 55.00	500	25

H.J. Heinz Co.
January 2006 Calls @ 40.00	1,800	2,070

Honeywell, Inc.
January 2005 Calls @ 37.50	1,000	1,050
January 2005 Calls @ 40.00	1,000	400
		1,450

International Paper
January 2005 Calls @ 45.00	1,000	300

J.P. Morgan Chase & Co.
January 2005 Calls @ 40	1,500	2,025

May Department Stores
January 2005 Calls @ 40.00	1,000	150

Raytheon Co.
January 2005 Calls @ 35.00	1,000	4,000
November 2004 Calls @ 35.00	500	1,550
		5,550

Sears Roebuck & Co.
January 2005 Calls @ 40.00	800	2,240
January 2005 Calls @ 45.00	800	800
		3,040

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  5

Neiman Fund

	Schedule of Investments
	September 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

CALL OPTIONS WRITTEN
	Shares Subject
Underlying Security	to Call	Fair Value
Expiration Date/Exercise Price

Southern Co.
February 2005 Calls @ 30.00	2,200	1,650

Wells Fargo
January 2005 Calls @ 60.00	1,500	2,475

Weyerhaeuser Co.
January 2005 Calls @ 65.00	1,000	3,300

Total (Premiums Received $49,784)(Note 9)		$ 47,295

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  6

Neiman Fund

Statement of Assets and Liabilities
September 30, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 2,079,826
(Cost $2,093,494)
Cash	2,586
Receivables:
Dividends and Interest	2,934
Receivable From Adviser	15,020
Total Assets	2,100,366
Liabilities
Other Accrued Expenses	5,706
Accrued Fund Accounting and Transfer Agency Fees	1,849
Accrued Service Fees	2,102
Accrued Auditing & Legal Fees	12,477
Accrued Custodial Fees	846
Covered Call Options Written (premiums received $49,784)	47,295
Total Liabilities	70,275
Net Assets	$ 2,030,091
Net Assets Consist of:
Paid In Capital	2,017,070
Accumulated Undistributed Net Investment Income	7,415
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	16,785
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Cost - Net	(11,179)
Net Assets, for 100,375 Shares Outstanding	$ 2,030,091
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering Price and Redemption Price
Per Share ($2,030,091/100,375 shares)	$ 20.23

Statement of Operations
For the six month period ended September 30, 2004 (Unaudited)
Investment Income:
Dividends	$ 23,630
Interest	1,027
Total Investment Income	24,657
Expenses: (Note 3)
Investment Adviser Fees	17,245
Administration fees	12,034
Transfer agent fees & accounting	8,424
Legal fees	6,017
Audit fees	5,765
Registration fees	3,003
Custody fees	2,106
Printing and postage expense	1,003
Trustees fees	1,504
Miscellaneous Expense	1,830
Insurance expense	589
Total Expenses	59,520
Less:
Expense Waiver / Expense Reimbursement (Note 3)	(42,275)
Net Expenses	17,245
Net Investment Income	7,412

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Investments	(224)
Realized Gain (Loss) on Options	17,589
Change in Unrealized Appreciation (Depreciation) on Investments	4,681
Change In Unrealized Appreciation (Depreciation) on Options	(7,251)
Net Realized and Unrealized Gain (Loss) on Investments & Options	14,795

Net Increase (Decrease) in Net Assets from Operations	$ 22,207

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  7

Neiman Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2004		4/1/2003**
	to		to
	9/30/2004		3/31/2004
From Operations:
Net Investment Income	$ 7,412		$ 11,702
Net Realized Gain (Loss) on Investments	(224)		61,337
Net Realized Gain (Loss) on Options	17,589		26,768
Change in Net Unrealized Appreciation (Depreciation)	(2,570)		(8,610)
Increase (Decrease) in Net Assets from Operations	22,207		91,197
From Distributions to Shareholders:
Net Investment Income	(2,298)		(9,400)
Net Realized Gain from Security Transactions	(88,685)		0
Change in Net Assets from Distributions	(90,983)		(9,400)
From Capital Share Transactions:
Proceeds From Sale of Shares	123,612		1,873,212
Shares Issued on Reinvestment of Dividends	90,983		9,400
Cost of Shares Redeemed	0		(180,137)
Net Increase from Shareholder Activity	214,595		1,702,475

Net Increase (Decrease) in Net Assets	145,819		1,784,272

Net Assets at Beginning of Period	1,884,272		100,000
Net Assets at End of Period (Including accumulated undistributed	$ 2,030,091		$ 1,884,272
net investment income of $7,415 and $2,302, respectively)

Share Transactions:
Issued	5,914		93,485
Reinvested	4,558		447
Redeemed	-		(9,029)
Net increase (decrease) in shares	10,472		84,903
Shares outstanding beginning of period	89,903		5,000
Shares outstanding end of period	100,375		89,903

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2004		4/1/2003**
	to		to
	9/30/2004		3/31/2004
Net Asset Value -
Beginning of Period	$ 20.96		$ 20.00
Net Investment Income	0.08		0.17
Net Gains or Losses on Securities
(realized and unrealized)	0.15		0.90
Total from Investment Operations	0.23		1.07

Distributions (From Net Investment Income)	(0.02)		(0.11)
Distributions (From Capital Gains)	(0.94)		0.00
Total Distributions	(0.96)		(0.11)

Net Asset Value -
End of Period	$ 20.23		$ 20.96
Total Return ***	1.16%		5.36%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,030		1,884

Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	6.04%	*	7.25%
Ratio of Net Investment Income to Average Net Assets	-3.55%	*	-4.69%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.75%	*	1.75%
Ratio of Net Investment Income to Average Net Assets	0.75%	*	0.81%

Portfolio Turnover Rate	30.39%	*	215.61%

* Annualized
** Commencement of operations.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  8

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUND

September 30, 2004

(Unaudited)

1.) ORGANIZATION:

Neiman Fund (the "Fund"), formerly Neiman Enhanced Dividend Fund, is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company.  The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is only one series authorized by the Trust. Neiman Capital Management, LLC is the adviser to the Fund (the "Adviser").  The Fund's primary investment objective is to seek income from dividends and premiums from covered call options. Capital appreciation is a secondary objective.  Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities

2004 Semi-Annual Report  9

Notes to the Financial Statements – continued

purchased are amortized over the life of the respective securities.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of Sub-chapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with Neiman Capital Management, LLC  (the "Adviser").  Under the terms of the Investment Advisory Agreement , the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser receives an annual investment management fee from the Fund of 1.75% of the average daily net assets of the Fund. For the six month period ended September 30, 2004, the Adviser earned management fees totaling $17,245.

The Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.75% of its average daily net assets through March 31, 2006. For the six month period ended September 30, 2004, the Adviser waived and/or reimbursed $42,275 to the Fund. The Adviser owed the Fund $15,020 at September 30, 2004.

4.) RELATED PARTY TRANSACTIONS

Certain officers and directors of Neiman Capital Management, LLC are also officers and/or Trustees of the Trust.  The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services.  An officer and shareholder of MSS also is an officer of the Trust.  For the six month period ended September 30, 2004, MSS earned $8,424 for fund accounting and transfer agency services.  At September 30, 2004, the Fund owed $1,849 to MSS.

5.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid in capital at September 30, 2004 was $2,017,070 representing 100,375 shares outstanding.

2004 Semi-Annual Report  10

Notes to the Financial Statements – continued

6.) INVESTMENT TRANSACTIONS

For the six month period ended September 30, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $342,669 and $244,784 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2004 was $2,093,494, and proceeds received from options was $49,784.

At September 30, 2004, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

        $83,226                         ($94,405)                                    ($11,179)

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2004, Harvey Neiman and related parties may be deemed to beneficially own, in the aggregate, 80.07% of the Fund, and therefore may be deemed to control the Fund.

8.) OPTIONS WRITTEN

As of September 30, 2004, the Fund’s portfolio securities valued at $1,393,725 were pledged as collateral for options written by the Fund.

Transactions in options written during the six month period ended September 30, 2004 were as follows:

Number of

 Premiums

 Contracts

 Received

Options outstanding at March 31, 2004

           155

   $26,794

Options written

           329

   $46,475

Options terminated in closing purchase transactions

                                               (20)

               ($2,940)

Options expired                                                                                               (144)

             ($20,545)

Options exercised

   0

           $0

Options outstanding at September 30, 2004

                        320

               $49,784

9.) DISTRIBUTIONS TO SHAREHOLDERS

On June 27, 2004 distributions of $0.0242 of dividend and $0.9339 of short-term capital gain per share were declared.  The dividend and short term capital gain were paid on June 28, 2004 to shareholders of record on June 27, 2004.

The tax character of distributions paid were as follows:

Distributions paid from:

                                               Six Months ended               Year ended

                                             September 30, 2004           March 31, 2004

      Ordinary Income:

              $     2,298                       $     9,400

Short-term Capital Gain                                             88,685                                    0

Long-term Capital Gain                                                      0                                    0

                                                                          $    90,983                       $     9,400

2004 Semi-Annual Report  11

PROXY VOTING GUIDELINES

Neiman Capital Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2004 Semi-Annual Report  12

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2004 Semi-Annual Report  13

Board of Trustees

Darla Clark

Suzanne Cowan Dimeff

Luke Fairfield

Daniel Neiman

Harvey Neiman

Investment Adviser

Neiman Capital Management, LLC

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Ste 1250

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Private Asset Management Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 10.  Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the elevation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or is reasonably likely to materially affect, the registrant’s internal; control over financial reporting.

Item 11.  Exhibits.

 (a)(1)

Any code of ethics or amendment hereto. Not applicable.

(a)(2)

Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By : /s/ Harvey Neiman

Harvey Neiman

President

Date           12/7/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Harvey Neiman

Harvey Neiman

President

Date           12/7/04

By : /s/ Daniel Neiman

Daniel Neiman

Chief Financial Officer

Date           12/7/04